As filed with the Securities and Exchange Commission on November 18, 2011
1933 Act Registration No. 33-37928; 1940 Act Registration No. 811-6259

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 35	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 36	☑
STRATUS FUND, INC.
(Exact Name of Registrant as Specified in Charter)
P.O. Box 82535
Lincoln, Nebraska 68501-2535
(Address of Principal Executive Offices)
(888) 769-2362
(Registrant’s Telephone Number, including Area Code)
Jon C. Gross
Stratus Fund, Inc.
P.O. Box 82535
Lincoln, Nebraska 68501-2535
(Name and Address of Agent for Service)
Copies of all communications to:
Thomas H. Duncan
Ballard Spahr LLP
1225 17th Street, Suite 2300
Denver, Colorado 80202
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(i)
☐ on (date) pursuant to paragraph (a)(i)
☐ 75 days after filing pursuant to paragraph (a)(ii)
☐ on (date) pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, State of Nebraska, on the 18 day of November 2011.

STRATUS FUND, INC.
By:	/s/ Jon C. Gross
Jon C. Gross, President

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date
By:	/s/ Jon C. Gross	Director, President	November 18, 2011
	Jon C. Gross	(principal executive officer)

By:	/s/ Jeffrey Jewell	Vice President, Chief Financial Officer and Treasurer	November 18, 2011
	Jeffrey Jewell	(principal financial officer and principal accounting officer)

By:	/s/ Dr. Paul Hoff	Director	November 18, 2011
Dr. Paul Hoff

By:	/s/ Edson L. Bridges III	Director	November 18, 2011
Edson L. Bridges III

By:	/s/ Thomas C. Smith	Director	November 18, 2011
Thomas C. Smith

By:	/s/ James DeMars	Director	November 18, 2011
James DeMars

EXHIBIT INDEX

XBRL	Instance Document	EX-101.INS
XBRL	Taxonomy Extention Schema Document	EX-101.SCH
XBRL	Taxonomy Extention Definition Linkbase Document	EX-101.DEF
XBRL	Taxonomy Extention Labels Linkbase Document	EX-101.LAB
XBRL	Taxonomy Extention Presentation Linkbase Document	EX-101.PRE

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